Share capital and reserves (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 27, 2021	Aug. 26, 2021	Dec. 31, 2020
Share capital and reserves
Number of shares	197,314,600	197,092,402	196,523,101			20,000
Value of shares						$ 26,659
Issued and fully paid
Number of Ordinary Shares			196,523,101	196,523,101
Ordinary shares
Share capital and reserves
Number of shares	197,314,600	197,092,402
Share price	$ 0	$ 0	$ 0
Ordinary shares | GDEV Inc
Share capital and reserves
Share price		$ 0
Issued and fully paid
Right to receive number of ordinary shares in exchange		1
Number of Ordinary Shares					196,523,101